Revenue (Tables)	12 Months Ended
Mar. 31, 2021
Revenue [Abstract]
Schedule of Contract Balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	As at March 31
	2020	2021
Receivables, which are included in ‘Trade and other receivables’	46,814	19,403
Contract liabilities	34,912	34,176

Non-current	1,548	453
Current	33,364	33,723
Total contract liabilities	34,912	34,176

Schedule of Changes in Contract Assets

Changes in contract assets are as follows:

	As at March 31
	2020	2021
Balance at the beginning of the year	313	—
Revenue recognised during the year	—	—
Invoices raised during the year	(307)	—
Translation exchange difference	(6)	—
Balance at the end of the year	—	—